Leader Global Bond Fund

Please be advised that effective immediately, the table displaying the fees and expenses of the Leader Global Bond Fund (the “Fund”) on page 1 of the prospectus dated March 17, 2015 (the “Prospectus”) is superseded by the table displayed below:

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	1.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	0.50%	0.50%	1.00%
Other Expenses(1)	0.40%	0.40%	0.40%	0.40%
Acquired Fund Fees and Expenses(1)(2)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.42%	1.92%	1.92%	2.42%
Fee Waiver(3)	(0.15)%	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver	1.27%	1.77%	1.77%	2.27%
(1)	Based on estimated amounts for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.
(3)	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until September 30, 2015, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, 12b-1 fees, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes or extraordinary expenses such as litigation will not exceed 1.75%, 2.25%, 1.25%, and 1.75% of average daily net assets attributable to Class A, Class C, Institutional Class, and Investor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund’s adviser.

Please be advised that effective immediately, the table displaying the estimated expenses of investing in the Fund found on page 1 of the Prospectus is superseded by the table displayed below:

Class	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$129	$435	$762	$1,689
Investor Shares	$180	$589	$1,023	$2,231
Class A Shares	$327	$730	$1,157	$2,348
Class C Shares	$330	$740	$1,277	$2,745

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Leader Global Bond Fund	Institutional Shares	Investor Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	1.50%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Leader Global Bond Fund		Institutional Shares	Investor Shares	Class A Shares	Class C Shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	0.50%	0.50%	1.00%
Other Expenses	[1]	0.40%	0.40%	0.40%	0.40%
Acquired Fund Fees and Expenses	[1][2]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.42%	1.92%	1.92%	2.42%
Fee Waiver	[3]	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver		1.27%	1.77%	1.77%	2.27%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until September 30, 2015, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, 12b-1 fees, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes or extraordinary expenses such as litigation will not exceed 1.75%, 2.25%, 1.25%, and 1.75% of average daily net assets attributable to Class A, Class C, Institutional Class, and Investor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Expense Example Leader Global Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	129	435	762	1,689
Investor Shares	180	589	1,023	2,231
Class A Shares	327	730	1,157	2,348
Class C Shares	330	740	1,277	2,745